111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                                  May 4, 2022

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Blended Research® Core Equity Portfolio, MFS® Core Equity Portfolio, MFS® Corporate Bond Portfolio, MFS® Emerging Markets Equity Portfolio, MFS® Global Governments Portfolio, MFS® Global Growth Portfolio, MFS® Global Research Portfolio, MFS® Global Tactical Allocation Portfolio, MFS® Government Securities Portfolio, MFS® High Yield Portfolio, MFS® Income Portfolio, MFS® International Growth Portfolio, MFS® International Intrinsic Value Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, MFS® Technology Portfolio and MFS® U.S. Government Money Market Portfolio; Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 73 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2022.

Please call the undersigned at (617) 954-4340 or David Harris at (617) 954-4417 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Assistant General Counsel

SAP/ada